MEPCO SALE (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2017
Payment Plan Receivables And Other Assets Held For Sale [Line Items]
Cash proceeds from sale of assets		$ 33,446	$ 0	$ 0
Assets sold [Abstract]
Commercial loans	$ 804,017	853,260	$ 804,017
Mepco [Member]
Payment Plan Receivables And Other Assets Held For Sale [Line Items]
Cash proceeds from sale of assets		33,400
Gain (loss) on sale of assets	$ 320	0
Assets sold [Abstract]
Payment plan receivables		30,582			$ 33,128
Commercial loans		794			525
Other assets		1,984			1,765
Total assets		33,360			35,418
Liabilities assumed		$ 718			$ 1,972